Annual Total Returns - FidelityOTCPortfolio-KPRO - FidelityOTCPortfolio-KPRO - Fidelity OTC Portfolio - Fidelity OTC Portfolio - Class K	Sep. 29, 2023
Bar Chart Table:
Annual Return 2013	46.70%
Annual Return 2014	16.62%
Annual Return 2015	11.05%
Annual Return 2016	3.23%
Annual Return 2017	38.75%
Annual Return 2018	(3.10%)
Annual Return 2019	39.38%
Annual Return 2020	46.88%
Annual Return 2021	25.15%
Annual Return 2022	(32.12%)